Note 17 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Details of other assets [table tex block]
	December 31,	December 31,
	2025	2024
Non-current assets
Deposits	$1,180	$970
Other receivables	323	249
Finance lease receivables	739	824
Prepayments	16,252	20,044
Deferred options reward program costs	2,817	—
Total Other assets (non-current)	$21,311	$22,087

Current assets
Accounts receivable	$24,625	$9,146
Finance lease receivables	110	333
Prepayments	18,943	8,616
Other receivables	3,824	3,114
Total Other assets (current)	$47,502	$21,209